SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	107,352,416	106,296,674
Ordinary shares, shares outstanding	107,352,416	106,296,674
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	107,352,416	106,296,674
Ordinary shares, shares outstanding	107,352,416	106,296,674